                        OPPENHEIMER EMERGING TECHNOLOGIES FUND
                        Supplement dated August 14, 2006 to the
                          Prospectus dated February 28, 2006

     This  supplement   amends  the  Prospectus   dated  February  28,  2006  of
Oppenheimer Emerging Technologies Fund (the "Fund") and replaces the supplements dated March 16, 2006 and May 5, 2006.

The Prospectus is changed as follows:

    Effective August 14, 2006, the sub-section  captioned  "Portfolio Managers"
under the section "How the Fund Is Managed"  beginning on page 15 is deleted in its entirety and is replaced by the following:

     Portfolio  Managers.  The Fund is managed by a  portfolio  management  team comprised of David Poiesz,  Alan Gilston,  Scott Phillips and Ash Shah, who have
been  primarily   responsible  for  the  day-to-day  management  of  the  Fund's investments since June 2005.

     Mr. Poiesz,  CFA, is Director of the Growth Equity  Investment Team and has
been a Senior Vice  President of the Manager  since June 2004. He is a portfolio manager and officer of other  portfolios in the  OppenheimerFunds  complex.  Mr.
Poiesz was a managing  director and senior  portfolio  manager at Merrill  Lynch
Investment  Managers LLC from  October 2002 through May 2004.  He was a founding partner of RiverRock Capital  Management,  L.P., a hedge fund product he managed from April 1999 through July 2001, and portfolio manager at Jennison  Associates from November 1992 through March 1999.

     Mr. Gilston has been a Vice  President of the Manager since  September 1997 and  is an  officer  and  portfolio  manager  of  one  other  portfolio  in  the
OppenheimerFunds complex.

     Mr. Phillips has been a Senior Research Analyst of the Manager since August
2004. Mr.  Phillips was an analyst at Merrill Lynch  Investment  Managers,  Inc.
from June 2003 to July 2004. From February 2003 to June 2003, Mr. Phillips was a
sell-side managing director at American Technology  Research.  From June 1999 to
December 2002, he was a sell-side  analyst at Merrill Lynch.  From December 1997 to June 1999, he was a sell-side analyst at CIBC World Markets.

     Mr. Shah,  CFA,  has been a Senior  Research  Analyst of the Manager  since
February  2006.  From  January  2002 until  February  2006,  Mr. Shah was a Vice
President and Senior  Analyst with Merrill Lynch  Investment  Managers  where he specialized in technology and  industrials  for the Small Cap Growth Fund.  From
February 2000 to January 2002, Mr. Shah worked at BlackRock Financial Management as a Vice President and Senior Analyst  specializing in technology for the Small and Mid Cap Growth Funds.

   The Statement of Additional  Information  provides  additional  information about the portfolio management team's  compensation,  other accounts they manage and their ownership of Fund shares.

     The section  entitled  "How to Sell Shares - Redemption  Fee" on page 33 is revised by deleting the first bullet point in its entirety and replacing it with the following:

     o held in omnibus accounts of certain financial  intermediaries,  such as a broker-dealer  or a retirement  plan  fiduciary if those  institutions  have not implemented  the  system  changes  necessary  to be capable  of  processing  the redemption fee. However,  account holders whose investments in the Fund are held in omnibus accounts through certain other financial intermediates may be subject to the  redemption  fee on  terms  that are  generally  in  accordance  with the redemption fee terms in this prospectus but that may differ in certain  details.
For certain  retirement plans treated as omnibus accounts by the Fund's Transfer
Agent, the redemption fee may be charged on participant  initiated  exchanges or redemptions.  Shares held in retirement plans that are not in omnibus  accounts, such as  Oppenheimer-sponsored  retirement plans,  IRAs, and 403(b)(7) plans are also  subject to the  redemption  fee. You should  consult  with your  financial intermediary  or retirement  plan  provider for more details on this  redemption fee.

August 14, 2006                                                     PS0765.022